Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial assets	Other investments

				$ million
		2020		2019
	Current	Non-current	Current	Non-current
Equity investments[a]	—	913	—	571
Contingent consideration	317	1,682	122	476
Other	16	151	47	229
	333	2,746	169	1,276
[a]    Approximately half of the group's equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2020	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	3,079	—	3,079
Loans		929	369	—	1,298
Trade and other receivables	20	20,252	—	—	20,252
Derivative financial instruments	30	—	10,049	2,698	12,747
Cash and cash equivalents	25	24,905	6,206	—	31,111
Financial liabilities
Trade and other payables	22	(44,960)	—	—	(44,960)
Derivative financial instruments	30	—	(8,320)	(82)	(8,402)
Accruals		(5,502)	—	—	(5,502)
Lease liabilities	28	(9,262)	—	—	(9,262)
Finance debt	26	(72,664)	—	—	(72,664)
		(86,302)	11,383	2,616	(72,303)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2019	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,445	—	1,445
Loans		906	63	—	969
Trade and other receivables	20	24,271	—	—	24,271
Derivative financial instruments	30	—	9,984	483	10,467
Cash and cash equivalents	25	18,183	4,289	—	22,472
Financial liabilities
Trade and other payables	22	(55,891)	—	—	(55,891)
Derivative financial instruments	30	—	(8,122)	(676)	(8,798)
Accruals		(6,062)	—	—	(6,062)
Lease liabilities	28	(9,722)	—	—	(9,722)
Finance debt	26	(67,724)	—	—	(67,724)
		(96,039)	7,659	(193)	(88,573)

Disclosure of financial liabilities
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2020	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	3,079	—	3,079
Loans		929	369	—	1,298
Trade and other receivables	20	20,252	—	—	20,252
Derivative financial instruments	30	—	10,049	2,698	12,747
Cash and cash equivalents	25	24,905	6,206	—	31,111
Financial liabilities
Trade and other payables	22	(44,960)	—	—	(44,960)
Derivative financial instruments	30	—	(8,320)	(82)	(8,402)
Accruals		(5,502)	—	—	(5,502)
Lease liabilities	28	(9,262)	—	—	(9,262)
Finance debt	26	(72,664)	—	—	(72,664)
		(86,302)	11,383	2,616	(72,303)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2019	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,445	—	1,445
Loans		906	63	—	969
Trade and other receivables	20	24,271	—	—	24,271
Derivative financial instruments	30	—	9,984	483	10,467
Cash and cash equivalents	25	18,183	4,289	—	22,472
Financial liabilities
Trade and other payables	22	(55,891)	—	—	(55,891)
Derivative financial instruments	30	—	(8,122)	(676)	(8,798)
Accruals		(6,062)	—	—	(6,062)
Lease liabilities	28	(9,722)	—	—	(9,722)
Finance debt	26	(67,724)	—	—	(67,724)
		(96,039)	7,659	(193)	(88,573)

Analysis of credit exposures using external credit grading system
Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out below.

		%
As at 31 December	2020	2019
AAA to AA-	11%	16%
A+ to A-	59%	51%
BBB+ to BBB-	8%	13%
BB+ to BB-	6%	7%
B+ to B-	13%	11%
CCC+ and below	3%	2%

Disclosure of offsetting of financial assets
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2020				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	14,765	(2,019)	12,746	(2,075)	(386)	10,285
Derivative liabilities	(10,414)	2,019	(8,395)	2,075	—	(6,320)
Trade and other receivables	7,667	(3,679)	3,988	(693)	(122)	3,173
Trade and other payables	(7,862)	3,679	(4,183)	693	—	(3,490)
At 31 December 2019
Derivative assets	13,191	(2,724)	10,467	(1,971)	(206)	8,290
Derivative liabilities	(11,445)	2,724	(8,721)	1,971	—	(6,750)
Trade and other receivables	10,661	(5,211)	5,450	(961)	(190)	4,299
Trade and other payables	(10,266)	5,211	(5,055)	961	—	(4,094)

Disclosure of offsetting of financial liabilities
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2020				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	14,765	(2,019)	12,746	(2,075)	(386)	10,285
Derivative liabilities	(10,414)	2,019	(8,395)	2,075	—	(6,320)
Trade and other receivables	7,667	(3,679)	3,988	(693)	(122)	3,173
Trade and other payables	(7,862)	3,679	(4,183)	693	—	(3,490)
At 31 December 2019
Derivative assets	13,191	(2,724)	10,467	(1,971)	(206)	8,290
Derivative liabilities	(11,445)	2,724	(8,721)	1,971	—	(6,750)
Trade and other receivables	10,661	(5,211)	5,450	(961)	(190)	4,299
Trade and other payables	(10,266)	5,211	(5,055)	961	—	(4,094)

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest
The table below shows the timing of cash outflows relating to finance debt, trade and other payables and accruals. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to finance debt could be accelerated from the profile provided. As a result of the 19 March 2021 debt buy back (see Note 26 for further information) $1.9 billion equivalent of cash outflows relating to finance debt that are presented in the table with maturities of 2-8 years have occurred within one year of the balance sheet date.

								$ million
				2020				2019
	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt[b]	Interest on finance debt
Within one year	33,290	4,650	9,119	1,778	43,699	5,066	10,065	2,037
1 to 2 years	1,728	157	6,292	1,477	1,937	261	6,726	1,641
2 to 3 years	1,590	184	7,031	1,305	1,465	146	7,949	1,409
3 to 4 years	1,332	87	8,047	1,110	1,409	181	7,022	1,172
4 to 5 years	1,335	217	6,652	919	1,332	108	7,554	942
5 to 10 years	4,570	108	22,156	2,408	5,863	231	23,540	1,970
Over 10 years	4,419	99	10,008	1,037	3,957	69	2,497	249
	48,264	5,502	69,305	10,034	59,662	6,062	65,353	9,420
[a] 2020 includes $14,569 million (2019 $16,129 million) in relation to the Gulf of Mexico oil spill, of which $13,160 million (2019 $14,501 million) matures in greater than one year.

Disclosure of maturity analysis for derivative financial liabilities
The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $33,704 million at 31 December 2020 (2019 $24,787 million) to be received on the same day as the related cash outflows. As a result of the termination of derivatives associated with the 19 March 2021 debt buy back (see Note 26 for further information) $1.8 billion of cash outflows that are presented in the table with maturities of 2-8 years and $1.9 billion equivalent of cash inflows on the receive legs have occurred within one year of the balance sheet date.

		$ million
Cash outflows for derivative financial instruments at 31 December	2020	2019
Within one year	2,384	1,678
1 to 2 years	1,976	2,384
2 to 3 years	2,017	2,838
3 to 4 years	3,074	2,906
4 to 5 years	2,582	3,321
5 to 10 years	15,263	10,633
Over 10 years	4,483	2,224
	31,779	25,984
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(502)	(117)	(11)	(1)	—	(63)	(694)
Oil price derivatives	(1,000)	(83)	(9)	(1)	—	—	(1,093)
Natural gas price derivatives	(1,095)	(595)	(479)	(422)	(348)	(2,550)	(5,489)
Power price derivatives	(345)	(184)	(126)	(81)	(68)	(233)	(1,037)
	(2,942)	(979)	(625)	(505)	(416)	(2,846)	(8,313)

							$ million
							2019
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(166)	(283)	(201)	(1)	(23)	(70)	(744)
Oil price derivatives	(1,405)	(56)	(14)	(2)	(1)	—	(1,478)
Natural gas price derivatives	(1,070)	(522)	(446)	(399)	(363)	(2,071)	(4,871)
Power price derivatives	(395)	(165)	(104)	(76)	(51)	(161)	(952)
	(3,036)	(1,026)	(765)	(478)	(438)	(2,302)	(8,045)